SCHEDULE OF KEY REVENUE STREAMS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Revenue Project Income	$ 634,222	$ 125,591	$ 202,007	$ 530,606	$ 1,099,225
Design and Fit Out Services [Member]
Product Information [Line Items]
Revenue Project Income	618,943	50,336	80,464	427,182	953,553
Application Services [Member]
Product Information [Line Items]
Revenue Project Income			39,883	44,873	49,191
Management Service [Member]
Product Information [Line Items]
Revenue Project Income			64,684	$ 58,551	39,854
Design Only Services [Member]
Product Information [Line Items]
Revenue Project Income			$ 16,976		$ 56,627
Others [Member]
Product Information [Line Items]
Revenue Project Income	$ 15,279	$ 75,255